Revenue from Contracts with Customers: (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers:
Schedule of Company revenue

	Year ended of December 31,
	2021		2022		2023
Regulated services:
Airport services for revenue from contracts with clients:
Passengers fees	Ps.	6,767,394	Ps.	10,795,615	Ps.	11,771,402
Landing fees		1,075,198		1,277,251		1,376,707
Platform		592,671		751,464		704,446
Seurity services		88,758		134,364		152,059
Baggage inspection fees		251,956		353,638		400,280
Passengers walkway		562,192		644,356		691,920
Passengers documentation counters		20,187		29,841		35,298
Other airport services		336,284		499,299		538,326
Total regulated services (*)	Ps.	9,694,640	Ps.	14,485,828	Ps.	15,670,438

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	1,004,332	Ps.	1,422,651	Ps.	1,569,319
Access fees on non permanent ground transportation		59,625		82,857		96,914
Car parking		316,356		416,767		458,039
Other services		187,273		280,671		271,690
		1,567,586		2,202,946		2,395,962
Commercial services		4,376,269		5,932,414		6,452,611
Total non regulated services (**)		5,943,855		8,135,360		8,848,573
Construction services		3,146,166		2,692,694		1,302,633
Total	Ps.	18,784,661	Ps.	25,313,882	Ps.	25,821,644
(*)

For 2021, 2022 and 2023, this amount includes Mexico regulated income of Ps.6,492,691, Ps.10,358,492 and Ps.11,694,911, respectively, Aerostar regulated income of Ps.2,027,188, Ps.2,100,275 and Ps.2,029,890, respectively, Airplan regulated income of Ps.1,174,761, Ps.2,027,061 and Ps.1,945,637, respectively.

(**)

This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.286,042, Ps.413,322 and Ps.447,345 for the 2021, 2022 and 2023 periods, respectively.

Schedule of revenue from leasing of commercial spaces by type

	Year ended of December 31,
	2021		2022		2023
Commercial revenues:
Duty free shops	Ps.	1,746,097	Ps.	2,495,826	Ps.	2,621,852
Food and beverage		823,883		1,243,576		1,419,917
Advertising revenues		129,589		151,741		206,942
Car rental companies		953,085		1,110,926		1,230,544
Banking and currency exchange servcies		107,228		102,783		103,285
Teleservices		17,539		15,538		16,099
Ground transportations		95,690		131,653		144,674
Other services		503,158		680,371		709,298
Total commercial revenues	Ps.	4,376,269	Ps.	5,932,414	Ps.	6,452,611

Schedule of domestic and international passenger traffic

The following table sets the domestic and international passenger traffic, in thousands, for the years, 2021, 2022 and 2023:

	Year ended of December 31,
	2021	2022	2023
Domestic passenger traffic:
Mexico	15,057	18,701	21,273
Puerto Rico	9,139	9,404	10,919
Colombia	8,984	13,718	11,920
Total domestic passengers	33,180	41,823	44,112

International passenger traffic:
Mexico	14,081	20,823	22,195
Puerto Rico	545	907	1,278
Colombia	1,546	2,788	2,975
Total international passengers	16,172	24,518	26,448
Total passengers	49,352	66,341	70,560

Schedule of increase in revenue by country of operations without considering construction services

	Year ended of December 31,						% Change 2023	% Change 2023
	2021		2022		2023		compared to 2021	compared to 2022
Aeronautical revenue
Mexico	Ps.	6,206,649	Ps.	9,945,180	Ps.	11,247,569	81.22	13.10
Puerto Rico		2,027,188		2,100,276		2,029,890	0.13	(3.35)
Colombia		1,174,762		2,027,061		1,945,637	65.62	(4.02)
Total aeronautical revenue	Ps.	9,408,599	Ps.	14,072,517	Ps.	15,223,096	61.80	8.18

Non-aeronautical revenue
Mexico		4,384,946		6,297,790		6,906,759	57.51	9.67
Puerto Rico		1,394,346		1,598,601		1,729,919	24.07	8.21
Colombia		450,604		652,280		659,237	46.30	1.07
Total non-aeronautical revenue	Ps.	6,229,896	Ps.	8,548,671	Ps.	9,295,915	49.21	8.74
Total without construction revenue	Ps.	15,638,495	Ps.	22,621,188	Ps.	24,519,011	56.79	8.39

Schedule of commercial contracts of minimum rent

For the years that will end December 31:

	Year ended
	December 31,
	2021		2022		2023
2022	Ps.	3,684,803
2023		3,415,663	Ps.	4,531,807
2024		2,962,391		4,070,098	Ps.	4,643,338
2025		2,821,799		3,869,058		4,271,488
2026		1,944,711		3,659,380		3,841,569
2027		969,735		2,879,797		3,008,983
2028		443,624		2,045,977		2,158,389
2029 to 2032		386,687		475,365		854,045
Total	Ps.	16,629,413	Ps.	21,531,482	Ps.	18,777,812

Schedule of other income

	Year ended
	December 31, 2022
Other income:
Income recovery from the fuel distribution
fee at the LMM Airport (Note 15 i)	Ps	300,384
Income recovery due to regularization of car rental companies		45,848
	Ps	346,232